Net pension assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Pension Asset

	2017	2016
Pension assets	$23,794	$25,946

Post-employment benefits	(19,997)	(16,498)
Other employee benefits	(612)	(622)

Total employee benefits liability	$(20,609)	$(17,120)

Net pension asset	$3,185	$8,826

Summary of Components of Net Benefit Expense

The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees ‘expenses” in the accompanying consolidated statement of profit or loss:

	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Year ended December 31,2017
Current service cost	(1,767)	—	(1,767)
Interest cost on net benefit obligation	(568)	778	210

Net benefit expense	$(2,335)	$778	$(1,557)

	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Year ended December 31,2016
Current service cost	(1,724)	—	(1,724)
Interest cost on net benefit obligation	(516)	689	173

Net benefit expense	$(2,240)	$689	$(1,551)

	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Year ended December 31,2015
Current service cost	(1,638)	—	(1,638)
Interest cost on net benefit obligation	(422)	532	110

Net benefit expense	$(2,060)	$532	$(1,528)

Summary of Reconciliation of Net Pension Asset

The following table shows reconciliation from the opening balance to the closing balances for net pension asset and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Defined benefit assets (liability)
At January 1, 2015	$(12,778)	$18,559	$(3,259)	$2,522
Current service cost	(1,638)	—	—	(1,638)
Interest cost	(422)	532	—	110
Return on plan assets greater (less)		—		—
than discount rate	—	701		701
Experience (gain) loss	(809)	—	—	(809)
Invesment return	—	105	—	105
Gross benefits paid	—	(599)	—	(599)
Assumption changes	222	—	—	222
Employer contributions	—	3,749	—	3,749
Benefits paid	957	(774)	—	183
Adjustments	—	—	1,504	1,504

At December 31, 2015	$(14,468)	$22,273	$(1,755)	$6,050
Current service cost	(1,724)	—	—	(1,724)
Interest (cost) income	(516)	689	—	173
Return on plan assets greater (less) than discount rate	—	518		518
Experience gain (loss)	(1,052)	—	—	(1,052)
Invesment return	—	27	—	27
Gross benefits paid	—	(513)	—	(513)
Assumption changes	(67)	—	—	(67)
Employer contributions	—	3,970	—	3,970
Benefits paid	1,329	(1,018)	(75)	236
Adjustments	—	—	1,208	1,208

As of December 31, 2016	$(16,498)	$25,946	$(622)	$8,826
Current service cost	(1,767)	—	—	(1,767)
Interest (cost) income	(568)	778	—	210
than discount rate	—	(21)	—	(21)
Experience gain (loss)	(2,033)	—	—	(2,033)
Invesment return	—	88	—	88
Gross benefits paid	—	(440)	—	(440)
Assumption changes	(226)	—	—	(226)
Employer contributions	—	(1,677)	—	(1,677)
Benefits paid	1,095	(880)	—	215
Adjustments	—	—	10	10

As of December 31, 2017	$(19,997)	$23,794	$(612)	$3,185

Summary of Sensitivity Analysis for Actuarial Assumptions

The following were the principal actuarial assumptions at the reporting date:

	2017	2016	2015
Economic assumptions -
Discount rate	3.15%	3.37%	3.45%
Compensation - salary increase	4%	4%	4%
Demographic assumptions -
Mortality	RP - 2000 no collar
Termination	13% all ages
Retirement
Males	62 years
Females	57 years

Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2017		December, 31 2016		December, 31 2015
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$(506)	$537	$(410)	$434	$(366)	$388
Salary rate (0.5% movement)	99	(89)	122	(117)	114	(109)

Summary of Expected Contribution Payments to Defined Benefit Plan

The following payments are expected contributions to the defined benefit plan in future years:

	2017	2016
Up to one year	$3,424	$2,823
One to five years	10,794	9,195
Over five years	11,401	9,453

Total expected payments	$25,619	$21,471